Summary of Significant Accounting Policies (Details) - Schedule of Total Provision (Benefit) For Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Provision (Benefit) For Income Taxes [Abstract]
Current expense	$ (94,819)	$ (599,159)
Deferred tax benefit
Change in valuation allowance
Total income tax (expense) benefit	$ (94,819)	$ (599,159)